Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (943,007)	$ (1,547,140)	$ (2,524,680)	$ 354,766
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	54,138	56,919	75,797	55,407
Amortization	1,322	1,482	1,961	1,505
Amortization of operating right-of-use assets	106,300	112,678	139,451	106,561
Unrealized holding loss (gain) on marketable securities	64,284	374,900	505,231	(350,137)
Dividend income from marketable securities			(18,939)	(160,062)
Deferred tax expense	(14,903)	(131,634)	10,127	178,329
Inventory write-down		36,636	36,241
Provision for doubtful accounts		121,598	121,514
Changes in operating assets and liabilities:
Accounts receivables	(1,828)	168,019	167,566	(165,149)
Amount due from a related party	6,788			(2,417)
Inventories	81,376	90,580	192,713	78,674
Prepaid taxes	266,120	431,224	430,062	184,985
Prepayments and deposits	103,276	(4,309)	(128,363)	352,577
Accounts payable	9,743			(2,804)
Accounts payable – related parties	20,357
Customer deposits	(197,518)	(44,044)	52,981	(1,421,886)
Operating lease liabilities	(106,716)	(111,460)	(138,143)	(105,009)
Other payables and accrued liabilities	(192,108)	(123,082)	226,651	336,709
Other payable – related parties	4,056
Income tax payables	864	26,193	3,988
Net cash used in operating activities	(737,456)	(541,440)	(845,842)	(557,951)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(5,777)	(3,970)	(3,959)	(4,734)
Purchase of intangible assets				(178)
Cash and cash equivalent acquired through acquisition of Agape Superior Living Sdn Bhd				1,210,818
Proceeds from sale of marketable securities				121
Proceeds from sale of non-marketable securities to a related party				70,173
Net cash (used in) provided by investing activities	(5,777)	(3,970)	(3,959)	1,276,200
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(184,466)	(15,210)	(15,210)	(249,525)
(Advances to) Repayments from related parties		(8,070)	(3,851)	227,434
Net cash used in financing activities	(184,466)	(23,280)	(19,061)	(22,091)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(85,280)	(68,233)	(50,890)	76,985
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,012,979)	(636,923)	(919,752)	773,143
CASH AND CASH EQUIVALENTS, beginning of year	2,597,848	3,517,600	3,517,600	2,744,457
CASH AND CASH EQUIVALENTS, end of year	1,584,869	2,880,677	2,597,848	3,517,600
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	79,451	327,722	326,838	288,929
Interest paid
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Changes in right-of-use assets and lease liabilities due to lease modifications		$ 3,259	3,250
Initial recognition of right-of-use assets and lease liabilities				483,343
Sale of non-marketable securities to a related party in exchange for acquisition payment of ASL				656,495
Issuance of common stock in exchange for acquisition payment of ASL				$ 1,147,551